Deposits for Investment in Subsidiary	4 Months Ended
Dec. 31, 2013
Deposits for Investment in Subsidiary [Abstract]
DEPOSITS FOR INVESTMENT IN SUBSIDIARY	NOTE 9 – DEPOSITS FOR INVESTMENT IN SUBSIDIARY As of December 31, 2013, the Company had $90,000 paid in cash for deposit in investment in subsidiary.